Interest and Finance Cost (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and Finance Cost [Abstract]
Interest costs on long-term debt	$ 135,819	$ 87,505	$ 30,749
Amortization of financing fee	12,944	17,778	5,078
Amortization of unrealized hedge reserve (Note 10.1)	9,816	9,816	0
Capitalized borrowing costs	(44,951)	(57,761)	(35,780)
Bank charges	604	2,006	1,997
Commissions and commitment fees	2,195	4,408	6,374
Total	$ 116,427	$ 63,752	$ 8,418